SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

The Company adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) on April 1, 2018. In accordance with ASC 606, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by applying the following core principles – (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to performance obligations in the contract, and (5) recognize revenue as performance obligations are satisfied.

Both the Bioflux mobile cardiac telemetry device, and the Biocore device are wearable devices. The cardiac data that the devices monitor and collect is curated and analyzed by the Company’s proprietary algorithms and then securely communicated to a remote monitoring facility for electronic reporting and conveyance to the patient’s prescribing physician or other certified cardiac medical professional. Revenues earned are comprised of device sales revenues and technology fee revenues (technology as a service). The devices, together with their licensed software, are available for sale to the medical center or physician, who is responsible for the delivery of clinical diagnosis and therapy. The remote monitoring, data collection and reporting services performed by the technology culminate in a patient study that is generally billable when it is complete and is issued to the physician. In order to recognize revenue, management considers whether or not the following criteria are met: persuasive evidence of a commercial arrangement exists, and delivery has occurred or services have been rendered. For sales of devices, which are invoiced directly, additional revenue recognition criteria include that the price is fixed and determinable and collectability is reasonably assured; for device sales contracts with terms of more than one year, the Company recognizes any significant financing component as revenue over the contractual period using the effective interest method, and the associated interest income is reflected accordingly on the statement of operations and included in other income; for revenue that is earned based on customer usage of the proprietary software to render a patient’s cardiac study, the Company recognizes revenue when the study ends based on a fixed billing rate. Costs associated with providing the services are recorded as the service is provided regardless of whether or when revenue is recognized.

The Company may also earn service-related revenue from contracts with other counterparties with which it consults. This contract work is separate and distinct from services provided to clinical customers, but may be with a reseller or other counterparties that are working to establish their operations in foreign jurisdictions or ancillary products or market segments in which the Company has expertise and may eventually conduct business.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Company recognized the following forms of revenue for the three and six months ended September 30, 2025, and 2024:

	Three months ended September 30		Six months ended September 30
	2025	2024	2025	2024
	$	$	$	$
Technology fees	3,511,454	3,064,814	6,882,846	6,081,064
Device sales	374,341	202,032	876,942	387,525
	3,885,795	3,266,846	7,759,788	6,468,589

Inventories

Inventory is stated at the lower of cost and net realizable value, cost being determined on a weighted average cost basis. Market value of our finished goods inventory and raw material inventory is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. The Company records write-downs of inventory that is obsolete or in excess of anticipated demand or market value based on consideration of product lifecycle stage, technology trends, product development plans and assumptions about future demand and market conditions. Actual demand may differ from forecasted demand, and such differences may have a material effect on recorded inventory values. Inventory write-downs are charged to cost of revenue and establish a new cost basis for the inventory.

	September 30, 2025	March 31, 2025
	$	$
Raw material	1,019,042	1,225,665
Finished goods	1,237,247	329,720

	2,256,289	1,555,385

Significant accounting estimates and assumptions

The preparation of the condensed consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities. The estimates and related assumptions are based on previous experiences and other factors we consider reasonable under the circumstances, the results of which form the basis for making the assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Significant accounts that require estimates as the basis for determining the stated amounts include share-based compensation, impairment analysis and fair value of warrants, promissory notes, convertible notes and derivative liabilities:

●	Fair value of stock options

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of equity instruments at the date at which they are granted. Estimating fair value for share-based payments requires determining the most appropriate valuation model for a grant of such instruments, which is dependent on the terms and conditions of the grant. The estimate also requires determining the most appropriate inputs to the Black-Scholes option pricing model, including the expected life of the instrument, risk-free rate, volatility, and dividend yield.

●	Fair value of warrants

In determining the fair value of the warrant issued for services and issue pursuant to financing transactions, the Company used the Black-Scholes option pricing model with the following assumptions: volatility rate, risk-free rate, and the remaining expected life of the warrants that are classified under equity.

●	Fair value of derivative liabilities

In determining the fair values of the derivative liabilities from the conversion and redemption features, the Company used Monte-Carlo and lattice models with the following assumptions: dividend yields, volatility, risk-free rate and the remaining expected life. Changes in those assumptions and inputs could in turn impact the fair value of the derivative liabilities and can have a material impact on the reported loss and comprehensive loss for the applicable reporting period.

●	Functional currency

Determining the appropriate functional currencies for entities that comprise the consolidated Company requires analysis of various factors, including the currencies and country-specific factors that influence labor, materials, and other operating expenses.

●	Useful life of property and equipment

The Company employs significant estimates to determine the estimated useful lives of property and equipment, considering industry trends such as technological advancements, past experience, expected use and review of asset useful lives. The Company makes estimates when determining depreciation methods, depreciation rates and asset useful lives, which requires considering industry trends and company-specific factors. The Company reviews depreciation methods, useful lives and residual values annually or when circumstances change and adjusts its depreciation methods and assumptions prospectively.

●	Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a previous event, if it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

●	Contingencies

Contingencies can be either possible assets or possible liabilities arising from past events, which, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

●	Inventory obsolescence

Inventories are stated at the lower of cost and market value. Market value of our inventory, which is all purchased finished goods, is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in retail prices less estimated costs necessary to make the sale. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices.

●	Income and other taxes

The calculation of current and deferred income taxes requires the Company to make estimates and assumptions and to exercise judgment regarding the carrying values of assets and liabilities which are subject to accounting estimates inherent in those balances, the interpretation of income tax legislation across various jurisdictions, expectations about future operating results, the timing of reversal of temporary differences and possible audits of income tax filings by the tax authorities. In addition, when the Company incurs losses for income tax purposes, it assesses the probability of taxable income being available in the future based on its budgeted forecasts. These forecasts are adjusted to take into account certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses.

When the forecasts indicate that sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences. Changes or differences in underlying estimates or assumptions may result in changes to the current or deferred income tax balances on the consolidated interim balance sheets, a charge or credit to income tax expense included as part of net income (loss) and may result in cash payments or receipts. Judgment includes consideration of the Company’s future cash requirements in its tax jurisdictions. All income, capital and commodity tax filings are subject to audits and reassessments. Changes in interpretations or judgments may result in a change in the Company’s income, capital, or commodity tax provisions in the future. The amount of such a change cannot be reasonably estimated.

●	Incremental borrowing rate for lease

The determination of the Company’s lease obligation and right-of-use asset depends on certain assumptions, which include the selection of the discount rate. The discount rate is set by reference to the Company’s incremental borrowing rate. Significant assumptions are required to be made when determining which borrowing rates to apply in this determination. Changes in the assumptions used may have a significant effect on the Company’s consolidated interim financial statements.)

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Earnings (Loss) Per Share

The Company has adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 260-10 which provides for calculation of “basic” and “diluted” earnings per share. Basic loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted earnings or loss per share of common stock is computed similarly to basic earnings or loss per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents, if dilutive. The Company’s warrants, options, convertible promissory notes, convertible preferred stock, shares to be issued and restricted stock awards while outstanding are considered common stock equivalents for this purpose. Diluted earnings are computed utilizing the treasury method for the warrants, stock options, shares to be issued and restricted stock awards. Diluted earnings with respect to the convertible promissory notes and convertible preferred stock utilizing the if-converted method were not applicable during the periods presented as no conditions required for conversion had occurred. No incremental common stock equivalents were included in calculating diluted loss per share because such inclusion would be anti-dilutive given the net loss reported for the periods presented.

Advance from Customers

The Company receives advance payments from customers primarily for the sale of its medical devices. These advances represent consideration received prior to the transfer of control of the goods to the customer and are recorded as Advances from Customers on the balance sheet. These advances are unsecured, non-interest bearing, and have no specific terms or conditions attached.

Cash

Cash includes cash on hand and balances with banks.

As of September 30, 2025 and March 31, 2025, cash balances of $245,148 and $259,478 respectively, were at financial institutions in the United States that were not covered by the United States Deposit Protection Regulation.

Foreign Currency Translation

The functional currency of the Company’s Canadian-based subsidiary is the Canadian dollar, and the US-based parent is the U.S. dollar. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated interim balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included in net income (loss) for the year. In translating the financial statements of the Company’s Canadian subsidiaries from their functional currency into the Company’s reporting currency of United States dollars, consolidated interim balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive loss in stockholders’ deficiency. The Company has not, to the date of these condensed consolidated interim financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Accounts Receivable

Accounts receivable consists of amounts due to the Company from medical facilities, which receive reimbursement from institutions and third-party government and commercial payors and their related patients, as a result of the Company’s normal business activities. Accounts receivable is reported on the consolidated interim balance sheets net of an estimated allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts for estimated uncollectible receivables based on historical experience, assessment of specific risk, review of outstanding invoices, and various assumptions and estimates that we believe to be reasonable under the circumstances, and recognizes the provision as a component of selling, general and administrative expenses. Uncollectible accounts are written off against the allowance after appropriate collection efforts have been exhausted and when it is deemed that a balance is uncollectible.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Customer Concentration

During six months ended September 30, 2025, two customers comprised 23% and 20% of the total receivable, there was no such concentration risk during the three and six months ended September 30, 2024.

Fair Value of Financial Instruments

ASC 820 defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities. ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

● Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

● Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

● Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments or interest rates that are comparable to market rates. These financial instruments include cash, accounts receivable, deposits and other receivables, convertible promissory notes and short term loans, federally-guaranteed loans, term loans, accounts payable and accrued liabilities. The Company’s derivative liabilities are carried at fair values and are classified as Level 3 financial instruments. The Company’s bank accounts are maintained with financial institutions of reputable credit, therefore, bear minimal credit risk.

The fair value of financial instruments measured on a recurring basis is as follows:

	As of September 30, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Total assets at fair value	$—	—	$—	$—

Liabilities:
Derivative liabilities, short-term	$443,583	$—	$—	$443,583
Derivative liabilities, long-term	1,382,103	—	—	1,382,103
Total liabilities at fair value	$1,825,686	$—	$—	$1,825,686

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

	As of March 31, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Total assets at fair value	$—	$—	$—	$—

Liabilities:
Derivative liabilities, short-term	$424,200	$—	$—	$424,200
Derivative liabilities, long-term	1,478,717	—	—	1,478,717
Total liabilities at fair value	$1,902,917	$—	$—	$1,902,917

There were no transfers between fair value hierarchy levels during the six months ended September 30, 2025, and 2024.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with estimated lives as follow:

Office equipment	5 years
Leasehold improvement	5 years

Impairment for Long-Lived Assets

The Company applies the provisions of ASC Topic 360, Property, Plant, and Equipment, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. ASC 360 requires impairment losses to be recorded on long-lived assets, including right-of-use assets, used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal. Based on its review at September 30, 2025 and March 31, 2025, the Company believes there was no impairment of its long-lived assets.

Leases

The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items Operating right of use assets, Operating lease obligations, current, and Operating lease obligations, long-term in the consolidated interim balance sheet.

Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated interim balance sheet and are expensed on a straight-line basis over the lease term in the consolidated interim statement of operations and comprehensive loss. The Company determines the lease term by agreement with lessor. As the Company’s lease does not provide implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. Refer to Note 10 for further discussion.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Income Taxes

The Company accounts for income taxes in accordance with ASC 740. The Company provides for Federal, State and Provincial income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for consolidated interim financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change. A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Research and Development

Research and development costs, which relate primarily to product and software development, are charged to operations as incurred. Under certain research and development arrangements with third parties, the Company may be required to make payments that are contingent on the achievement of specific developmental, regulatory and/or commercial milestones. Before a product receives regulatory approval, milestone payments made to third parties are expensed when the milestone is achieved. Milestone payments made to third parties after regulatory approval is received are capitalized and amortized over the estimated useful life of the approved product.

Selling, General and Administrative

Selling, general and administrative expenses consist primarily of personnel-related costs including stock-based compensation for personnel in functions not directly associated with research and development activities. Other significant costs include sales and marketing costs, investor relations and legal costs relating to corporate matters, professional fees for consultants assisting with business development and financial matters, and office and administrative expenses.

Stock Based Compensation

The Company accounts for share-based payments in accordance with the provision of ASC 718, which requires that all share-based payments issued to acquire goods or services, including grants of employee stock options, be recognized in the consolidated interim statements of operations and comprehensive loss based on their fair values, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Compensation expense related to share-based awards is recognized over the requisite service period, which is generally the vesting period.

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the guidelines in ASC 505-50. The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Convertible Notes Payable and Derivative Instruments

The Company has adopted the provisions of ASU 2017-11 to account for the down round features of warrants issued with private placements effective as of April 1, 2017. In doing so, warrants with a down round feature previously treated as derivative liabilities in the consolidated interim balance sheet and measured at fair value are henceforth treated as equity, with no adjustment for changes in fair value at each reporting period. Previously, the Company accounted for conversion options embedded in convertible notes in accordance with ASC 815. ASC 815 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free-standing derivative financial instruments. ASC 815 provides for an exception to this rule when convertible notes, as host instruments, are deemed to be conventional, as defined by ASC 815-40. The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASC 815, in accordance with the provisions of ASC 470-20, which provides guidance on accounting for convertible securities with beneficial conversion features. Accordingly, the Company records, as a discount to convertible notes, the intrinsic value of such conversion options based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

Series B Convertible Preferred Stock

The Series B convertible preferred stock (“Series B Preferred Stock”) was accounted for as mezzanine equity and the embedded conversion and redemption features was accounted for as derivative liabilities with change in fair value at each reporting period end charged to the consolidated interim statement of operation and comprehensive loss in accordance with ASC 480 and ASC 815.

Preferred Shares Extinguishments

The Company accounted for preferred stock redemptions and conversions in accordance to ASU-260-10-S99. For preferred stock redemptions and conversion, the difference between the fair value of consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock is accounted as deemed dividend distribution and subtracted from net loss.

Segment Information

Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company has identified its Chief Executive Officer (“CEO”) as the chief operating decision maker (“CODM”). The Company operates in one operating segment. The Company’s CODM allocates resources and assesses performance at the consolidated level. The Company’s property and equipment and operating right of use lease asset are in the United States as of September 30, 2025 and 2024.

The CODM uses net loss for purposes of making operating decisions, allocating resources, and evaluating financial performance. Significant expenses include non-cash stock-based compensation, depreciation and amortization, and write-off of property and equipment, which are reflected in the Consolidated interim Statements of Cash Flows.

The long-lived assets outside of U.S. are not material as of September 30, 2025. The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Consolidated Interim Balance Sheets as of September 30, 2025 and 2024 for total consolidated assets.

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

Recently Issued Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures. This update requires public business entities to disclose, in the notes to financial statements, specific information about certain costs and expenses to provide more detailed insights into the nature of expense components. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of this standard on its financial reporting and disclosures.

On November 26, 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This amendment clarifies the accounting for certain settlements of convertible debt instruments that occur at terms different from the original contractual conversion terms, specifically addressing whether such settlements should be accounted for as induced conversions or extinguishments. The standard is effective for all entities for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-04 on its financial condition, results of operations, and cash flows. The Company continues to evaluate the impact of the new accounting pronouncement, including enhanced disclosure requirements, on our business processes, controls and systems.

The Company continues to evaluate the impact of the new accounting pronouncement, including enhanced disclosure requirements, on our business processes, controls and systems, however there is no new accounting pronouncement for this quarter.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

The Company adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) on April 1, 2018. In accordance with ASC 606, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by applying the core principles – (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to performance obligations in the contract, and (5) recognize revenue as performance obligations are satisfied.

Both the Bioflux mobile cardiac telemetry device, and the Biocore device are wearable devices. The cardiac data that the devices monitor and collect is curated and analyzed by the Company’s proprietary algorithms and then securely communicated to a remote monitoring facility for electronic reporting and conveyance to the patient’s prescribing physician or other certified cardiac medical professional. Revenues earned are comprised of device sales revenues and technology fee revenues (technology as a service). The devices, together with their licensed software, are available for sale to the medical center or physician, who is responsible for the delivery of clinical diagnosis and therapy. The remote monitoring, data collection and reporting services performed by the technology culminate in a patient study that is generally billable when it is complete and is issued to the physician. In order to recognize revenue, management considers whether or not the following criteria are met: persuasive evidence of a commercial arrangement exists, and delivery has occurred or services have been rendered. For sales of devices, which are invoiced directly, additional revenue recognition criteria include that the price is fixed and determinable and collectability is reasonably assured; for device sales contracts with terms of more than one year, the Company recognizes any significant financing component as revenue over the contractual period using the effective interest method, and the associated interest income is reflected accordingly on the statement of operations and included in other income; for revenue that is earned based on customer usage of the proprietary software to render a patient’s cardiac study, the Company recognizes revenue when the study ends based on a fixed billing rate. Costs associated with providing the services are recorded as the service is provided regardless of whether or when revenue is recognized.

The Company may also earn service-related revenue from contracts with other counterparties with which it consults. This contract work is separate and distinct from services provided to clinical customers, but may be with a reseller or other counterparties that are working to establish their operations in foreign jurisdictions or ancillary products or market segments in which the Company has expertise and may eventually conduct business.

The Company recognized the following forms of revenue for the fiscal years ended March 31, 2025 and 2024:

	2025	2024
	$	$
Technology fees	12,591,036	11,249,113
Device sales	1,199,258	814,232
	13,790,294	12,063,345

Inventories

Inventory is stated at the lower of cost and net realizable value, cost being determined on a weighted average cost basis. Market value of our finished goods inventory and raw material inventory is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. The Company records write-downs of inventory that is obsolete or in excess of anticipated demand or market value based on consideration of product lifecycle stage, technology trends, product development plans and assumptions about future demand and market conditions. Actual demand may differ from forecasted demand, and such differences may have a material effect on recorded inventory values. Inventory write-downs are charged to cost of revenue and establish a new cost basis for the inventory.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

	2025	2024
	$	$
Raw material	1,225,665	1,128,700
Finished goods	329,720	750,702

	1,555,385	1,879,402

Significant accounting estimates and assumptions

The preparation of the consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities. The estimates and related assumptions are based on previous experiences and other factors considered reasonable under the circumstances, the results of which form the basis for making the assumptions about the carrying values of assets and liabilities that are not readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Significant accounts that require estimates as the basis for determining the stated amounts include share-based compensation, impairment analysis and fair value of warrants, promissory notes, convertible notes and derivative liabilities.

●	Fair value of stock options

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of equity instruments at the date at which they are granted. Estimating fair value for share-based payments requires determining the most appropriate valuation model for a grant of such instruments, which is dependent on the terms and conditions of the grant. The estimate also requires determining the most appropriate inputs to the Black-Scholes option pricing model, including the expected life of the instrument, risk-free rate, volatility, and dividend yield.

●	Fair value of warrants

In determining the fair value of the warrant issued for services and issue pursuant to financing transactions, the Company used the Black-Scholes option pricing model with the following assumptions: volatility rate, risk-free rate, and the remaining expected life of the warrants that are classified under equity.

●	Fair value of derivative liabilities

In determining the fair values of the derivative liabilities from the conversion and redemption features, the Company used Monte-Carlo and lattice models with the following assumptions: dividend yields, volatility, risk-free rate and the remaining expected life. Changes in those assumptions and inputs could in turn impact the fair value of the derivative liabilities and can have a material impact on the reported loss and comprehensive loss for the applicable reporting period.

●	Functional currency

Determining the appropriate functional currencies for entities in the Company requires analysis of various factors, including the currencies and country-specific factors that mainly influence labor, materials, and other operating expenses.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

●	Useful life of property and equipment

The Company employs significant estimates to determine the estimated useful lives of property and equipment, considering industry trends such as technological advancements, past experience, expected use and review of asset useful lives. The Company makes estimates when determining depreciation methods, depreciation rates and asset useful lives, which requires considering industry trends and company-specific factors. The Company reviews depreciation methods, useful lives and residual values annually or when circumstances change and adjusts its depreciation methods and assumptions prospectively.

●	Provisions

Provisions are recognized when the Company has a present obligation, legal or constructive, as a result of a previous event, if it is probable that the Company will be required to settle the obligation and a reliable estimate can be made of the obligation. The amount recognized is the best estimate of the expenditure required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligations. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate of the expected future cash flows.

●	Contingencies

Contingencies can be either possible assets or possible liabilities arising from past events, which, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

●	Inventory obsolescence

Inventories are stated at the lower of cost and net realizable value. Market value of our inventory, which is all purchased finished goods, is determined based on its estimated net realizable value, which is generally the selling price less normally predictable costs of disposal and transportation. The Company estimates net realizable value as the amount at which inventories are expected to be sold, taking into consideration fluctuations in retail prices less estimated costs necessary to make the sale. Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices.

●	Income and other taxes

The calculation of current and deferred income taxes requires the Company to make estimates and assumptions and to exercise judgment regarding the carrying values of assets and liabilities which are subject to accounting estimates inherent in those balances, the interpretation of income tax legislation across various jurisdictions, expectations about future operating results, the timing of reversal of temporary differences and possible audits of income tax filings by the tax authorities. In addition, when the Company incurs losses for income tax purposes, it assesses the probability of taxable income being available in the future based on its budgeted forecasts. These forecasts are adjusted to take into account certain non-taxable income and expenses and specific rules on the use of unused credits and tax losses.

When the forecasts indicate that sufficient future taxable income will be available to deduct the temporary differences, a deferred tax asset is recognized for all deductible temporary differences. Changes or differences in underlying estimates or assumptions may result in changes to the current or deferred income tax balances on the consolidated balance sheets, a charge or credit to income tax expense included as part of net income (loss) and may result in cash payments or receipts. Judgment includes consideration of the Company’s future cash requirements in its tax jurisdictions. All income, capital and commodity tax filings are subject to audits and reassessments. Changes in interpretations or judgments may result in a change in the Company’s income, capital, or commodity tax provisions in the future. The amount of such a change cannot be reasonably estimated.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

●	Incremental borrowing rate for lease

The determination of the Company’s lease obligation and right-of-use asset depends on certain assumptions, which include the selection of the discount rate. The discount rate is set by reference to the Company’s incremental borrowing rate. Significant assumptions are required to be made when determining which borrowing rates to apply in this determination. Changes in the assumptions used may have a significant effect on the Company’s consolidated financial statements.

Earnings (Loss) Per Share

The Company has adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 260-10 which provides for calculation of “basic” and “diluted” earnings per share. Basic loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted earnings or loss per share of common stock is computed similarly to basic earnings or loss per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents, if dilutive. The Company’s warrants, options, convertible promissory notes, convertible preferred stock, shares to be issued and restricted stock awards while outstanding are considered common stock equivalents for this purpose. Diluted earnings is computed utilizing the treasury method for the warrants, stock options, shares to be issued and restricted stock awards. Diluted earnings with respect to the convertible promissory notes and convertible preferred stock utilizing the if-converted method was not applicable during the periods presented as no conditions required for conversion had occurred. No incremental common stock equivalents were included in calculating diluted loss per share because such inclusion would be anti-dilutive given the net loss reported for the periods presented.

Cash

Cash includes cash on hand and balances with banks.

As of March 31, 2025, and 2024, cash balance of US$ 259,478 and US$ 752,399 were at financial institutions in the United States that were not covered by the United States Deposit Protection Regulation.

Foreign Currency Translation

The functional currency of the Company’s Canadian-based subsidiary is the Canadian dollar and the US-based parent is the U.S. dollar. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All exchange gains or losses arising from translation of these foreign currency transactions are included in net income (loss) for the year. In translating the financial statements of the Company’s Canadian subsidiary from their functional currency into the Company’s reporting currency of United States dollars, consolidated balance sheet accounts are translated using the closing exchange rate in effect at the consolidated balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive loss in stockholders’ deficiency. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Accounts Receivable

Accounts receivable consists of amounts due to the Company from medical facilities, which receive reimbursement from institutions and third-party government and commercial payors and their related patients, as a result of the Company’s normal business activities. Accounts receivable is reported on the consolidated balance sheets net of an estimated allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts for estimated uncollectible receivables based on historical experience, assessment of specific risk, review of outstanding invoices, and various assumptions and estimates that are believed to be reasonable under the circumstances, and recognizes the provision as a component of selling, general and administrative expenses. Uncollectible accounts are written off against the allowance after appropriate collection efforts have been exhausted and when it is deemed that a balance is uncollectible.

Customer Concentration

During the year ended March 31, 2025, one customer comprised 29% of total account receivables, there was no such concentration risk during the previous year ended March 31,2024.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Fair Value of Financial Instruments

ASC 820 defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities. ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

● Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

● Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

● Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments or interest rates that are comparable to market rates. These financial instruments include cash, accounts receivable, deposits and other receivables, convertible promissory notes and short term loans, federally guaranteed loans, term loans and accounts payable and accrued liabilities. The Company’s derivative liabilities are carried at fair values and are classified as Level 3 financial instruments. The Company’s bank accounts are maintained with financial institutions of reputable credit, therefore, bear minimal credit risk.

The fair value of financial instruments measured on a recurring basis is as follows:

	As of March 31, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Cash	$365,145	$365,145	$—	$—
Total assets at fair value	$365,145	$365,145	$—	$—

Liabilities:
Derivative liabilities, short-term	$424,200	$—	$—	$424,200
Derivative liabilities, long-term	1,478,717	$—	$—	$1,478,717
Total liabilities at fair value	$1,902,917	$—	$—	$1,902,917

	As of March 31, 2024
Description	Total	Level 1	Level 2	Level 3
Assets:
Cash	$786,060	$786,060	$—	$—
Total assets at fair value	$786,060	$786,060	$—	$—

Liabilities:
Derivative liabilities, short-term	$991,866	$—	$—	$991,866
Derivative liabilities, long-term	1,435,668	—	—	1,435,668
Total liabilities at fair value	$2,427,534	$—	$—	$2,427,534

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

There were no transfers between fair value hierarchy levels during the years ended March 31, 2025 and 2024.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. Depreciation of property and equipment is provided using the straight-line method for all assets with estimated lives as follow:

Office equipment	5 years
Leasehold improvement	5 years

Impairment for Long-Lived Assets

The Company applies the provisions of ASC Topic 360, Property, Plant, and Equipment, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. ASC 360 requires impairment losses to be recorded on long-lived assets, including right-of-use assets, used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal. Based on its review at March 31, 2025 and 2024, the Company believes there was no impairment of its long-lived assets.

Leases

The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items Operating right of use assets, Operating lease obligations, current, and Operating lease obligations, long-term in the consolidated balance sheet.

Right-of-use (“ROU”) asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. Leases with a lease term of 12 months or less at inception are not recorded on the consolidated balance sheet and are expensed on a straight-line basis over the lease term in the consolidated statement of operations and comprehensive loss. The Company determines the lease term by agreement with lessor. As the Company’s lease does not provide implicit interest rate, the Company uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. Refer to Note 12 for further discussion.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740. The Company provides for Federal, State and Provincial income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for consolidated financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change. A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Research and Development

Research and development costs, which relate primarily to product and software development, are charged to operations as incurred. Under certain research and development arrangements with third parties, the Company may be required to make payments that are contingent on the achievement of specific developmental, regulatory and/or commercial milestones. Before a product receives regulatory approval, milestone payments made to third parties are expensed when the milestone is achieved. Milestone payments made to third parties after regulatory approval is received are capitalized and amortized over the estimated useful life of the approved product.

Selling, General and Administrative

Selling, general and administrative expenses consist primarily of personnel-related costs including stock-based compensation for personnel in functions not directly associated with research and development activities. Other significant costs include sales and marketing costs, investor relation and legal costs relating to corporate matters, professional fees for consultants assisting with business development and financial matters, and office and administrative expenses.

Stock Based Compensation

The Company accounts for share-based payments in accordance with the provision of ASC 718, which requires that all share-based payments issued to acquire goods or services, including grants of employee stock options, be recognized in the consolidated statements of operations and comprehensive loss based on their fair values, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Compensation expense related to share-based awards is recognized over the requisite service period, which is generally the vesting period.

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the guidelines in ASC 505-50. The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Convertible Notes Payable and Derivative Instruments

The Company has adopted the provisions of ASU 2017-11 to account for the down round features of warrants issued with private placements effective as of April 1, 2017. In doing so, warrants with a down round feature previously treated as derivative liabilities in the consolidated balance sheet and measured at fair value are henceforth treated as equity, with no adjustment for changes in fair value at each reporting period. Previously, the Company accounted for conversion options embedded in convertible notes in accordance with ASC 815. ASC 815 generally requires companies to bifurcate conversion options embedded in convertible notes from their host instruments and to account for them as free-standing derivative financial instruments. ASC 815 provides for an exception to this rule when convertible notes, as host instruments, are deemed to be conventional, as defined by ASC 815-40. The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASC 815, in accordance with the provisions of ASC 470-20, which provides guidance on accounting for convertible securities with beneficial conversion features. Accordingly, the Company records, as a discount to convertible notes, the intrinsic value of such conversion options based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

Series B Convertible Preferred Stock

The Series B convertible preferred stock (“Series B Preferred Stock”) was accounted for as mezzanine equity and the embedded conversion and redemption features was accounted for as derivative liabilities with change in fair value at each reporting period end charged to the consolidated statement of operation and comprehensive loss in accordance with ASC 480 and ASC 815.

Preferred Share Redemption and Conversions

The Company accounted for preferred stock redemptions and conversions in accordance to ASU-260-10-S99. For Series A preferred stock redemptions, the difference between the fair value of consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock is accounted as deemed dividend distribution and subtracted from net loss. For Series B preferred stock conversions, no gain or loss is recognized upon Series B preferred stock conversion except for the fair value adjustment for the conversion and redemption feature derivative liabilities on the conversion date.

Segment Information

Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company has identified its Chief Executive Officer (“CEO”) as the chief operating decision maker (“CODM”). The Company operates in one operating segment. The Company’s CODM allocates resources and assesses performance at the consolidated level. The Company’s property and equipment and operating right of use lease asset are in the United States as of March 31, 2025 and 2024.

The CODM uses net loss for purposes of making operating decisions, allocating resources, and evaluating financial performance. Significant expenses include non-cash stock-based compensation, depreciation and amortization, and write-off of property and equipment, which are reflected in the Consolidated Statements of Cash Flows for the years ended March 31, 2025 and 2024.

The long-lived assets outside of U.S. are not material as of March 31, 2025. The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Consolidated Balance Sheets as of March 31, 2025 and 2024 for total consolidated assets.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments.” This pronouncement, along with subsequent ASUs issued to clarify provisions of ASU 2016-13, changes the impairment model for most financial assets and will require the use of an “expected loss” model for instruments measured at amortized cost. Under this model, entities will be required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. In developing the estimate for lifetime expected credit loss, entities must incorporate historical experience, current conditions, and reasonable and supportable forecasts. This pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019. On November 19, 2019, the FASB issued ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), finalized various effective date delays for private companies, not-for-profit organizations, and certain smaller reporting companies applying the credit losses (CECL), the revised effective for fiscal years beginning after December 15, 2022. The Company has adopted Topic 326 on the Company’s consolidated financial statements according to the effective date and the adoption has no significant impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. Most amendments within the standard are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. There is no significant impact from adopting ASU 2019-12 on the Company’s financial condition, results of operations, and cash flows.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

In April 2021, The FASB issued ASU 2021-04 to codify the final consensus reached by the Emerging Issues Task Force (EITF) on how an issuer should account for modifications made to equity-classified written call options (hereafter referred to as a warrant to purchase the issuer’s common stock). The guidance in the ASU requires the issuer to treat a modification of an equity-classified warrant that does not cause the warrant to become liability-classified as an exchange of the original warrant for a new warrant. This guidance applies whether the modification is structured as an amendment to the terms and conditions of the warrant or as termination of the original warrant and issuance of a new warrant. The Company adopted this guidance for the fiscal year beginning April 1, 2022. There is no significant impact from adopting ASU 2021-04 on the Company’s financial condition, results of operations, and cash flows.

On March 28, 2023, the FASB issued ASU No. 2023-01, Leases (Topic 842): Common Control Arrangements. ASU 2023-01 is designed to clarify the accounting for leasehold improvements associated with common control leases, thereby reducing diversity in practice. The new standard is effective for the Company for its fiscal year beginning January 1, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) to improve the disclosures regarding a public entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. The Company is required to adopt the guidance in the fourth quarter of fiscal 2025, though early adoption is permitted. The Company adopted the new standard during the current year and conclude that there is no material impact.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures (“ASU 2023-09”) to provide disaggregated income tax disclosures on rate reconciliation and income taxes paid. The Company is required to adopt the guidance in the fourth quarter of fiscal 2026, though early adoption is permitted. The Company is currently evaluating the impact of this amendment on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Expense Disaggregation Disclosures. This update requires public business entities to disclose, in the notes to financial statements, specific information about certain costs and expenses to provide more detailed insights into the nature of expense components. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of this standard on its financial reporting and disclosures.

On November 26, 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This amendment clarifies the accounting for certain settlements of convertible debt instruments that occur at terms different from the original contractual conversion terms, specifically addressing whether such settlements should be accounted for as induced conversions or extinguishments. The standard is effective for all entities for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-04 on its financial condition, results of operations, and cash flows. The Company continues to evaluate the impact of the new accounting pronouncement, including enhanced disclosure requirements, on our business processes, controls and systems.

The Company continue to evaluate the impact of the new accounting pronouncement, including enhanced disclosure requirements, on our business processes, controls and systems.